Income Taxes (Schedule of Deferred Tax Assets and Liabilities Recognized) (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		$ (52,753)	$ (200,250)
Changes recorded on the statement of profit and loss		(9,961)	(13,111)
Changes recorded to equity reserve		(104)	(6,142)
Translation differences		4,383	(4,372)
Impact of change in tax rate			575
Sale of subsidiaries			170,547
Balance of deferred tax asset (liability)		(58,435)	(52,753)
Property plant and equipment [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		(90,168)	(207,493)
Changes recorded on the statement of profit and loss		4,532	(13,940)
Changes recorded to equity reserve
Translation differences		6,344	(10,046)
Impact of change in tax rate			575
Sale of subsidiaries			140,736
Balance of deferred tax asset (liability)		(79,292)	(90,168)
Employee benefits [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)			1,711
Changes recorded on the statement of profit and loss		68	(1,097)
Changes recorded to equity reserve			882
Translation differences		(2)	24
Impact of change in tax rate
Sale of subsidiaries			(1,520)
Balance of deferred tax asset (liability)		66
Carryforward of losses and deductions for tax purposes [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)		35,449	84,735
Changes recorded on the statement of profit and loss		(14,695)	(13,919)
Changes recorded to equity reserve
Translation differences		(1,972)	4,397
Impact of change in tax rate
Sale of subsidiaries			(39,764)
Balance of deferred tax asset (liability)		18,782	35,449
Other [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Balance of deferred tax asset (liability)	[1]	1,966	(79,203)
Changes recorded on the statement of profit and loss	[1]	134	15,845
Changes recorded to equity reserve	[1]	(104)	(7,024)
Translation differences	[1]	13	1,253
Impact of change in tax rate	[1]
Sale of subsidiaries	[1]		71,095
Balance of deferred tax asset (liability)	[1]	$ 2,009	$ 1,966

[1]	This amount includes deferred tax arising from derivative instruments, intangibles, undistributed profits, non-monetary items and trade receivables distribution.